Trade and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2020
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	September 30, 2020	December 31, 2019
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2019 - $55))	61	210
Value added tax and income tax receivable	587	254
Other	193	194
	841	658